Liability For Unpaid Health Claims (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability For Unpaid Health Claims [Abstract]
Balance at beginning of year	$ 100,598	$ 104,346	$ 119,855
Incurred related to Current year	628,137	661,740	674,710
Incurred related to Prior years	(10,644)	(19,424)	(19,487)
Total incurred	617,493	642,316	655,223
Paid related to Current year	538,910	577,875	583,127
Paid related to Prior years	75,664	68,189	87,605
Total paid	614,574	646,064	670,732
Balance at end of year	$ 103,517	$ 100,598	$ 104,346